Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Buildings	$15,934	$14,995
Furniture and equipment	636	983
Motor vehicles	117	14
Office improvements	1555	895
Subtotal	18,242	16,887
Less: accumulated depreciation	(3,907)	(3,589)
Property and equipment, net	$14,335	$13,298